Income Taxes - Amounts recognised in consolidated income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Tax
Net deferred tax assets	€ 17,359	€ 24,392	[1]
Current taxes:
Current tax expense	(12,309)	(12,804)		€ (13,013)
Adjustment for prior years	(4,095)	739		385
Total current taxes	(16,404)	(12,065)	[1]	(12,628)	[1]
Deferred taxes:
Tax loss carry forwards	(5,140)	(10,319)		(10,570)
Temporary differences	74	2,822		3,835
Total deferred taxes	(5,066)	(7,497)	[1]	(6,735)	[1]
Total taxes	€ (21,470)	(19,562)	[1]	(19,363)	[1]
Impact of applying IFRIC agenda decision on IAS 19
Tax
Net deferred tax assets		(558)
Deferred taxes:
Total deferred taxes		(7)		(29)
Total taxes		€ (7)		€ (29)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”